Retirement Benefits - Detailed Information for the Defined Benefit Plans (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of net defined benefit liability (asset) [Line Items]
Fair value of plan assets	¥ 1,420,639	¥ 1,453,238
Net retirement benefit assets (liabilities)	232,456	279,567
Of which retirement benefit liabilities included in "Other liabilities"	(36,027)	(36,888)
Of which retirement benefit assets included in "Other assets"	268,483	316,455
Present value of unfunded obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of obligations	(30,237)	(30,082)
Present value of funded obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of obligations	¥ (1,157,946)	¥ (1,143,589)